Stockholders' Equity (Details Narrative) (10Q) - USD ($)		3 Months Ended	6 Months Ended
	Jun. 16, 2017	Mar. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 05, 2016	Sep. 30, 2016	Aug. 26, 2016	Dec. 31, 2015
Shares issued, price per share				$ 50.00				$ 10.00
Authority to issue aggregate number of shares			350,000,000
Common stock shares authorized			300,000,000	300,000,000	40,000,000	200,000,000	40,000,000	300,000,000
Common stock, par value			$ 0.001	$ 0.001		$ 0.001		$ 0.001
Preferred stock shares authorized			50,000,000	50,000,000		50,000,000		50,000,000
Preferred stock, par value			$ 0.001	$ 0.001		$ 0.001		$ 0.001
Common stock, shares issued			12,754,066	9,714,186		9,672,723		2,887,428
Common stock, shares outstanding			12,754,066	9,714,186		9,672,723		2,887,428
Common stock, dividends, per share, declared		$ 0.005
Preferred stock shares issued			0	0				1,160,000
Preferred stock shares outstanding			0	0				1,160,000
Conversion of stock, description			At 5:00 pm Eastern time on December 31, 2017, each and every share of Series H Preferred Stock issued and outstanding at such time shall automatically and without further action of any holder thereof, convert into shares of the Corporation’s Common Stock on the bases of one (1) share of Common Stock for each share of Series H Preferred Stock.
Series H Convertible Preferred Stock [Member]
Preferred stock, par value			$ 0.001	$ 0.001				$ 0.001
Preferred stock shares issued			0	3,071,000				160,000
Preferred stock shares outstanding
Series H Preferred Stock [Member]
Issuance of shares for tender offer, shares
Preferred stock shares authorized			10,000,000
Preferred stock shares outstanding
Preferred stock, liquidation preference per share			$ 1.00
OneMain Holdings, Inc [Member]
Number of common stock acquired	151,994
Stock issued during period, value, acquisitions	$ 3,550,000
Shares issued, price per share	$ 23.38
Issuance of shares for tender offer, shares	3,039,880